497(e)
                                                                       333-96177

The Equitable Life Assurance Society of the United States

SUPPLEMENT DATED FEBRUARY 10, 2004 TO THE CURRENT VARIABLE LIFE AND VARIABLE ANNUITY PROSPECTUSES AND SUPPLEMENTS TO PROSPECTUSES
--------------------------------------------------------------------------------

This supplement modifies certain information in the above-referenced Prospectuses, Supplements to Prospectuses and Statements of Additional Information ("SAIs") as previously supplemented (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

The portfolios discussed below are not available in all contracts. As applicable to your contract, please note the following changes:


A.   PORTFOLIO/OPTION NAME CHANGE

Effective January 30, 2004, all references in the Prospectus to the "AXA Rosenberg VIT Value Long/Short Equity Portfolio" are changed to the "Laudus Rosenberg VIT Value Long/Short Equity Portfolio." Accordingly, all references to the "AXA Rosenberg VIT Value Long/Short Equity option" are changed to the "Laudus Rosenberg VIT Value Long/Short Equity option."


B.   ADVISER CHANGE

Effective January 30, 2004, the investment manager to the Laudus Rosenberg VIT Value Long/Short Equity Portfolio (the "Portfolio") is changed from AXA Rosenberg Investment Management LLC to Charles Schwab Investment Management, Inc. AXA Rosenberg Investment Management LLC will continue in its role as the Portfolio's adviser.


C.   ADVISER NAME CHANGE

Effective January 1, 2004, Dresdner RCM Global Investors LLC, one of the advisers to the EQ/Technology Portfolio, AXA Premier VIP Large Cap Growth Portfolio, AXA Premier VIP Technology Portfolio and AXA Premier VIP Health Care Portfolio, respectively, changed its name to RCM Capital Management LLC.


















           The Equitable Life Assurance Society of the United States
                1290 Avenue of the Americas, New York, NY 10104
                                  212-554-1234



Cat. No. 133429 (2/04)
Form No.
EVM 690 (2/04)                                                          x00740

AXA Equitable Life Insurance Company

SUPPLEMENT DATED OCTOBER 25, 2004 TO THE MAY 1, 2004 PROSPECTUS FOR THE EQUITABLE ACCUMULATOR(R) ADVISOR(SM)
--------------------------------------------------------------------------------

This Supplement modifies certain information in the above-referenced Prospectus and Supplements to Prospectus and Statement of Additional Information, dated May 1, 2004 as previously supplemented (the "Prospectuses"). You should read this Supplement in conjunction with the Prospectuses and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectuses remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectuses. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.


A.   NEW VARIABLE INVESTMENT OPTIONS

On or about October 25, 2004, subject to regulatory approval, we anticipate making available the following six new variable investment options. These options invest in corresponding portfolios of EQ Advisors Trust. AXA Equitable serves as the investment manager of EQ Advisors Trust.

------------------------------------------------------------------------------------------------------------------------------------
 Portfolio Name                Portfolio Objective                                          Adviser(s)
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE EQUITY          Seeks long-term capital appreciation.                        o TCW Investment Management Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE EQUITY INCOME   Seeks a combination of growth and income to achieve an       o Boston Advisors, Inc.
                              above-average and consistent total return.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GROWTH          Seeks to achieve capital appreciation.                       o Montag & Caldwell, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE GROWTH AND      Seeks to achieve total return through capital appreciation   o UBS Global Asset Management
 INCOME                       with income as a secondary consideration.                      (Americas) Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE SMALL COMPANY   Seeks to achieve capital appreciation.                       o William D. Witter, Inc.
 GROWTH
------------------------------------------------------------------------------------------------------------------------------------
EQ/ENTERPRISE SMALL COMPANY   Seeks to maximize capital appreciation.                      o Gabelli Asset Management Company
 VALUE
------------------------------------------------------------------------------------------------------------------------------------

B.   FEE TABLE

The following is under "Portfolio operating expenses expressed as an annual percentage of daily net assets:"


------------------------------------------------------------------------------------------------------------------------------------
                                                                                      Total
                                                                                      Annual      Fee Waivers
                                                                        Underlying    Expenses       and/or
                                                                        Portfolio     (Before       Expense         Net
                                  Management       12b-1      Other     Fees and      Expense      Reimburse-   Total Annual
 Portfolio Name                      Fees          Fees    Expenses     Expenses     Limitation)      ments*       Expenses
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 0.80%         0.25%     0.09%          N/A       1.14%           0.00%       1.14%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          0.75%         0.25%     0.28%          N/A       1.28%          (0.23)%      1.05%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 0.75%         0.25%     0.09%          N/A       1.09%           0.00%       1.09%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      0.75%         0.25%     0.23%          N/A       1.23%          (0.18)%      1.05%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   1.00%         0.25%     0.18%          N/A       1.43%          (0.13)%      1.30%
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    0.80%         0.25%     0.08%          N/A       1.13%           0.00%       1.13%
------------------------------------------------------------------------------------------------------------------------------------

  Expenses of the portfolio are based on the expenses of the portfolio's predecessor for the last fiscal year restated to reflect current fees.


* The amounts shown reflect any fee waivers and/or expense reimbursements that applied to each Portfolio. A "--" indicates that there is no expense limitation in effect. "0.0%" indicates that the expense limitation arrangement did not result in a waiver fee reimbursement. The Manager has entered into expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2005. Under these agreements, the Manager has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of taxes, interest, brokerage commissions, capitalized expenses and extraordinary expenses) to not more than specified amounts. Each Portfolio may at a later date make a reimbursement to AXA Equitable for any of the management fees waived or limited and other expenses assumed and paid by AXA Equitable pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such Portfolio. See the Prospectus for EQ Advisors Trust for more information about the arrangements.


IM-04-19Supp (10/04)
Accum Advisor 04/New Biz                                          134234 (10/04)
180368v1                                                                  x00846

C.   EXAMPLE

This example is intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The example below shows the expenses that a hypothetical contract owner would pay in the situations illustrated.

The fixed maturity options are not covered by the example. A market value adjustment (up or down) may apply as a result of a withdrawal, transfer or surrender of amounts from a fixed maturity option.

The example assumes that you invest $10,000 in the contract for the time periods indicated. The example also assumes that your investment has a 5% return each year. This example should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the example is not an estimate or guarantee of future investment performance. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


------------------------------------------------------------------------------------------------
                                             If you surrender your contract at the
                                               end of the applicable time period
------------------------------------------------------------------------------------------------
                                        1 yr        3 yrs        5 yrs         10 yrs
------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 172.20     $ 533.72     $   919.33   $ 1,999.54
------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $ 186.90     $ 578.44     $   994.88   $ 2,155.57
------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 $ 166.95     $ 517.72     $   892.24   $ 1,943.28
------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $ 181.65     $ 562.48     $   967.95   $ 2,100.10
------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 202.65     $ 626.21     $ 1,075.33   $ 2,320.32
------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 171.15     $ 530.52     $   913.91   $ 1,988.31
------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
                                                                                              If you do not surrender your
                                              If you annuitize at the end of the               contract at the end of the
                                                    applicable time period                       applicable time period
------------------------------------------------------------------------------------------------------------------------------------
                                        1 yr        3 yrs        5 yrs         10 yrs         1 yr        3 yrs        5 yrs
------------------------------------------------------------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity                 $ 172.20     $ 533.72     $   919.33   $ 1,999.54     $ 172.20     $ 533.72     $   919.33
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Equity Income          $ 186.90     $ 578.44     $   994.88   $ 2,155.57     $ 186.90     $ 578.44     $   994.88
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth                 $ 166.95     $ 517.72     $   892.24   $ 1,943.28     $ 166.95     $ 517.72     $   892.24
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Growth and Income      $ 181.65     $ 562.48     $   967.95   $ 2,100.10     $ 181.65     $ 562.48     $   967.95
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth   $ 202.65     $ 626.21     $ 1,075.33   $ 2,320.32     $ 202.65     $ 626.21     $ 1,075.33
------------------------------------------------------------------------------------------------------------------------------------
EQ/Enterprise Small Company Value    $ 171.15     $ 530.52     $   913.91   $ 1,988.31     $ 171.15     $ 530.52     $   913.91
------------------------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                          If you do not
                                      surrender your contract
                                        at the end of the
                                       applicable time period
--------------------------------------------------------------------------------
                                              10 yrs
--------------------------------------------------------------------------------
 EQ ADVISORS TRUST:
--------------------------------------------------------------------------------
EQ/Enterprise Equity                       $ 1,999.54
--------------------------------------------------------------------------------
EQ/Enterprise Equity Income                $ 2,155.57
--------------------------------------------------------------------------------
EQ/Enterprise Growth                       $ 1,943.28
--------------------------------------------------------------------------------
EQ/Enterprise Growth and Income            $ 2,100.10
--------------------------------------------------------------------------------
EQ/Enterprise Small Company Growth         $ 2,320.32
--------------------------------------------------------------------------------
EQ/Enterprise Small Company Value          $ 1,988.31
--------------------------------------------------------------------------------

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                  212-554-1234

2